Commitments and Contingencies (Details) - USD ($)				6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	May 09, 2019	Jun. 30, 2020	Jun. 30, 2019
Other Commitments [Line Items]
Lease expenses				$ 45,298	$ 177,464
Maturity date				Mar. 19, 2021
Lease commitment amount				$ 17,753
Terminated employees filed complaints, description				Terminated the employment of additional 25 employees due to the business downturn. Most of these former employees filed complaints with Beijing Changping District Employment Dispute Arbitration Commission and Beijing Shijingshan District Employment Dispute Arbitration Commission, respectively, claiming that Beijing Dehaier and Lianluo Connection failed to pay them, among others, certain salaries, overtime fees and compensations upon terminations. As of June 30, 2020, Beijing Dehaier and Lianluo Connection have entered into settlement agreements with 15 of these former employees and settled disputes through negotiations with the rest of these employees. The total settlement amount for the 25 employees was RMB2,884,213 (approximately $407,539) and about RMB1,914,852 (approximately $270,569) has been paid off.
Beijing Dehaier and Lianluo Connection [Member]
Other Commitments [Line Items]
Terminated employees filed complaints, description		Terminated employment of over 50 employees due to business restructuring. As of December 31, 2019, 34 of these laid-off employees filed complaints with Beijing Changping District Employment Dispute Arbitration Commission and Beijing Shijingshan District Employment Dispute Arbitration Commission, claiming that Beijing Dehaier and Lianluo Connection failed to pay them, among others, certain salaries, overtime fees and compensations. As of December 31, 2019, the Arbitration Commissions issued arbitral awards with respect to 30 of the 34 employees; Beijing Dehaier and Lianluo Connection had paid off 23 of the 30 employees who had applied for enforcement of the arbitral awards and intend to pay the additional seven employees an aggregate of approximately RMB 310,000 (approximately $44,423) according to entered arbitral awards. As regards the total expenses pertaining to this lay-off, the Company recorded liabilities of RMB979,716 (approximately $140,393) in employment termination compensations and RMB2.99 million (approximately $428,467) in unpaid salaries in 2019, of which the Company had paid off RMB914,922 (approximately $131,108) in the first quarter of 2020 [as of June 30, 2020?].
Employment termination compensations		$ 140,393		$ 473,868
Unpaid salaries		428,467
Compensation and salaries paid off	$ 475,866			212,337
Beijing Dehaier and Lianluo Connection [Member] | Tianjin Wuqing Bohai Printing Co., Ltd [Member]
Other Commitments [Line Items]
Arbitration application, description			Filed an arbitration application with Beijing Arbitration Commission against Beijing Dehaier, claiming that Beijing Dehaier failed to pay for goods in accordance with purchase contracts entered into with Wuqing Bohai in 2017 and 2018 and requested Beijing Dehaier to pay Wuqing Bohai an amount of RMB119,770 (approximately $17,450), plus RMB10,000 (approximately $1,457) to cover the expenses of keeping goods that Beijing Dehaier failed to accept. On June 5, 2019, Beijing Dehaier submitted an answer to compliant, noting that it had not received some of the goods under the contracts and Wuqing Bohai failed to provide invoices for some of the goods allegedly received by Beijing Dehaier. Beijing Dehaier submitted that it should only be responsible for the purchase value of RMB48,450 (approximately $7,059). On March 6, 2020, the Beijing Arbitration Commission entered an award, ordering that Beijing Dehaier pay Wuqing Bohai the disputed amount of RMB119,770 (approximately $17,203) and an arbitration fee of RMB10,443 (approximately $1,500) by March 24, 2020 and dismissed other claims of Wuqing Bohai. In May 2020, Beijing Dehaier paid off the disputed amount and the arbitration fee under the case.
Beijing Dehaier and Lianluo Connection [Member] | RMB Member
Other Commitments [Line Items]
Employment termination compensations		979,716		3,332,405
Unpaid salaries		$ 29,900,000
Compensation and salaries paid off	$ 3,346,453			$ 1,493,225